OTHER NON-CURRENT ASSETS - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
OTHER NON-CURRENT ASSETS
Deposit - long term, impairment loss	¥ 109	$ 16	¥ 659
Advance to hospitals-non current, impairment loss	43	6	77
Others, impairment loss	¥ 103	$ 15	¥ 143